Long-term investments - Preliminary Allocation of the Assets Acquired and Liabilities Assumed (Detail) - CAD	Dec. 31, 2017	Sep. 15, 2016
Odell SponsorCo
Business Acquisition [Line Items]
Working capital		CAD 11,836,000
Property, plant and equipment		469,222,000
Asset retirement obligation		(4,812,000)
Deferred tax liability		(4,273,000)
Non-controlling interest (tax equity investors)		CAD 237,156,000
Net assets acquired	CAD 234,817,000
Deerfield SponsorCo
Business Acquisition [Line Items]
Working capital	(14,551,000)
Property, plant and equipment	442,086,000
Construction loan	(352,666,000)
Asset retirement obligation	(2,816,000)
Deferred revenue	(1,556,000)
Deferred tax liability	(1,979,000)
Net assets acquired	68,518,000
Cash and cash equivalent	4,183,000
Net assets acquired, net of cash and cash equivalent	CAD 64,335,000